Stock Plans	12 Months Ended
Dec. 27, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Plans
Stock Plans
Under the Kraft Foods Group, Inc. 2012 Performance Incentive Plan (the "2012 Plan"), we may grant eligible employees awards of stock options, stock appreciation rights, restricted stock, and restricted stock units (“RSUs”) as well as performance based long-term incentive awards (“Performance Shares”). In addition, we may grant shares of our common stock to members of the Board of Directors who are not our full-time employees under the 2012 Plan. We are authorized to issue a maximum of 72.0 million shares of our common stock under the 2012 Plan. Stock options and stock appreciation rights granted under the plan reduce the authorized shares available for issue at a ratio of one share per award granted. All other awards granted, such as restricted stock, RSUs, and Performance Shares, reduce the authorized shares available for issue at a ratio of three shares per award granted. At December 27, 2014, there were 32,293,456 shares available to be granted under the 2012 Plan. All stock awards are issued to employees from authorized shares of common stock.
Stock Options:
Stock options are granted with an exercise price equal to the market value of the underlying stock on the grant date, generally become exercisable in three annual installments beginning on the first anniversary of the grant date, and have a maximum term of ten years.
We account for our employee stock options under the fair value method of accounting using a modified Black-Scholes methodology to measure stock option expense at the grant date. The grant date fair value is amortized to expense over the vesting period. We recorded compensation expense related to stock options of $18 million in 2014, $18 million in 2013, and $5 million in 2012 subsequent to the Spin-Off. The deferred tax benefit recorded related to this compensation expense was $6 million in 2014, $6 million in 2013, and $2 million in 2012. The unamortized compensation expense related to our outstanding stock options was $15 million at December 27, 2014 and is expected to be recognized over a weighted average period of two years. Our weighted average Black-Scholes fair value assumptions were as follows:

	Risk-Free Interest Rate	Expected Life	Expected Volatility	Expected Dividend Yield	Grant Date Fair Value
Kraft Foods Group grants
2014	1.84%	6 years	19.33%	3.57%	$6.16
2013	1.04%	6 years	19.40%	4.26%	$4.41
Mondelēz International grants
2012	1.16%	6 years	20.13%	3.08%	$4.78

The risk-free interest rate represents the constant maturity U.S. government treasuries rate with a remaining term equal to the expected life of the options. The expected life is the period over which our employees are expected to hold their options. Due to the lack of historical data, we use the Safe Harbor method which uses the weighted average vesting period and the contractual term of the options to calculate the expected life. Volatility reflects a blended approach which uses historical movements in our stock price and in our peer group for a period commensurate with the expected life of the options. Dividend yield is estimated over the expected life of the options based on our stated dividend policy.
The stock option awards granted in 2012 were prior to the Spin-Off. Therefore, we estimated the value of those awards based on Mondelēz International’s share price and assumptions.
A summary of stock option activity related to our shares for both our and Mondelēz International employees for the year ended December 27, 2014 is presented below. Stock option activity for the year ended December 27, 2014 was:

	Options Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Term	Aggregate Intrinsic Value
Balance at December 28, 2013	16,320,655	$35.26
Options granted	2,601,423	55.26
Options exercised	(3,610,773)	32.08
Options canceled	(441,139)	44.39
Balance at December 27, 2014	14,870,166	39.26	7 years	$367	million
Exercisable at December 27, 2014	9,666,165	34.02	6 years	$289	million

All awards granted prior to the Spin-Off have been adjusted to reflect the conversion as of the Spin-Off. With respect to the Mondelēz International stock options granted prior to the Spin-Off, the converted options retained the vesting schedule and expiration date of the original stock options.
The total intrinsic value of our stock options exercised was $93 million in 2014, $69 million in 2013, and $8 million in 2012 subsequent to the Spin-Off. Cash received from options exercised was $115 million in 2014, $96 million in 2013, and $15 million in 2012. The incremental tax benefit realized for the tax deductions from the option exercises totaled $22 million in 2014, $20 million in 2013, and $1 million in 2012.
Restricted Stock, RSUs, and Performance Shares:
We may grant shares of restricted stock or RSUs to eligible employees and directors, giving them, in most instances, all of the rights of shareholders, except that they may not sell, assign, pledge, or otherwise encumber the shares. Shares of restricted stock and RSUs granted to employees are subject to forfeiture if certain employment conditions are not met. Restricted stock and RSUs generally vest on the third anniversary of the grant date.
Performance Shares vest based on varying performance, market, and service conditions. Our Performance Shares pay accrued dividends at the time of vesting. Shares granted in connection with Mondelēz International’s long-term incentive plan prior to the Spin-Off do not pay dividends. The unvested shares have no voting rights.
The grant date fair value of the restricted stock, RSUs, and Performance Shares is amortized to earnings over the restriction period. We recorded compensation expense related to restricted stock, RSUs, and Performance Shares of $77 million in 2014, $47 million in 2013, and $11 million in 2012 subsequent to the Spin-Off. The deferred tax benefit recorded related to this compensation expense was $28 million in 2014, $17 million in 2013, and $4 million in 2012. The unamortized compensation expense related to our restricted stock, RSUs, and Performance Shares was $97 million at December 27, 2014 and is expected to be recognized over a weighted average period of two years.
Our restricted stock, RSU, and Performance Share activity for the year ended December 27, 2014 was:

	Number of Shares	Weighted Average Grant Date Fair Value Per Share
Balance at December 28, 2013	4,149,797	$44.99
Granted	1,697,965	57.49
Vested	(1,424,627)	36.49
Forfeited	(365,483)	51.52
Balance at December 27, 2014	4,057,652	52.62

In February 2014, as part of our equity compensation program:

•	We granted 0.5 million RSUs with a grant date fair value of $55.17 per share.

•
We granted 0.8 million Performance Shares with a grant date fair value of $59.97 per share. These awards measure performance over a multi-year period, during which the employee may earn shares based on internal financial metrics and the performance of our stock relative to a defined peer group. We measured the grant date fair value using the Monte Carlo simulation model, which assists in estimating the probability of achieving the market conditions stipulated in the award grant.

•
We granted 0.1 million additional Performance Shares with a weighted average grant date fair value of $34.37 per share (based on the original 2011 award date), which vested immediately. We granted these shares based on the final business performance rating for the 2011-2013 award cycle. These shares were adjusted and converted into new equity awards using a formula designed to preserve the value of the awards immediately prior to the Spin-Off.

Also during 2014, we granted 0.3 million off-cycle RSUs and Performance Shares with a weighted average grant date fair value per share of $56.80.
During 2014, 1.4 million shares of restricted stock, RSUs, and Performance Shares vested with an aggregate fair value of $79 million.
Prior to the Spin-Off, our employees participated in various Mondelēz International stock-based compensation plans. As such, we were allocated stock-based compensation expense of $39 million in 2012 associated with these plans. In connection with the Spin-Off, we were required to reimburse Mondelēz International for their stock awards that were granted to our employees, and Mondelēz International was required to reimburse us for our stock awards that were granted to their employees. We settled the net amount we owed for this reimbursement of $55 million in March 2013.